Other Balance Sheets Components - Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, net:
Total gross amount	$ 415,989	$ 360,454
Allowance for credit losses:
Balance at the beginning of the year	(20,700)	(54,557)
(Additional provision charged to) reversal of expenses, net	30,246	(6,462)
Write-off	2,746	39,966
Receipt of previous write-off	(27,049)	(454)
Currency translation adjustment	(1,023)	807
Balance at the end of the year	(15,780)	(20,700)
Accounts receivable, net	400,209	339,754
Third parties
Accounts receivable, net:
Total gross amount	330,448	277,370
Allowance for credit losses:
Balance at the beginning of the year	(20,700)
Balance at the end of the year	(15,780)	(20,700)
Accounts receivable, net	314,668	256,670
Related Parties [Member] | Alibaba
Accounts receivable, net:
Total gross amount	45,812	43,495
Allowance for credit losses:
Balance at the beginning of the year	0
Balance at the end of the year	0	0
Accounts receivable, net	45,812	43,495
Related Parties [Member] | Other related parties
Accounts receivable, net:
Total gross amount	39,729	39,589
Other related parties
Allowance for credit losses:
Balance at the beginning of the year	0
Balance at the end of the year	0	0
Accounts receivable, net	$ 39,729	$ 39,589